Restoration provision and other liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of future restoration of mining properties

Future restoration of the Company’s mining properties, in accordance with local requirements are as follows:

Balance at December 31, 2024	$24,291
Revisions in estimated cash flows and changes in assumptions	(3,884)
Acquisitions (Note 14)	250
Accretion expense	402
Translation adjustment	1,595
Balance, at December 31, 2025	$22,654
Revisions in estimated cash flows and changes in assumptions	(1,540)
Accretion expense	465
Translation adjustment	370
Balance, at September 30, 2026	$21,949